Bank loan	12 Months Ended
Mar. 31, 2017
Bank loan
Bank loan

11               Bank loan

On August 25, 2014, the Group borrowed RMB60,000 from Hangzhou Bank for one year. The loan bore a monthly fixed interest rate at 0.6%. The Group repaid the bank loan in full on August 11, 2015.

On October 9, 2015, the Group borrowed RMB60,000 from Hangzhou Bank for one year. The loan bore a monthly fixed interest rate at 0.46%. The Group repaid the bank loan in full on September 13, 2016. The loan was secured by the Group’s certain buildings (Note 6).